Other current and non-current financial liabilities - Schedule of Breakdown for Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 136,466	€ 178,766
Other	90	27
Other non-current financial liabilities	136,556	178,793
Written put options on non-controlling interests	22,102	0
Warrant liabilities	0	37,258
Other current financial liabilities	22,102	37,258
Total	158,658	216,051
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	116,456	155,551
Written put options on non-controlling interests	22,102	0
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 20,010	€ 23,215